Note 15 - Pension Plan - Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total gain recognized in other comprehensive income	$ (1,638)	$ (1,125)
Pension Plan [Member]
Actuarial gain on remeasurement of projected benefit obligation	(2,931)	(1,038)
Actuarial (gain)/loss on remeasurement of fair value of assets	685	(234)
Actuarial gain on curtailment of benefits from reorganization		(125)
Total gain recognized in other comprehensive income	$ (2,246)	$ (1,397)